Consolidated Statements of Profit or Loss (Parentheticals) - € / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A
Statement [Line Items]
Diluted weighted average shares outstanding	[1]	7,700,000	5,203,562	2,850,000
Diluted (loss) earnings per share		€ (0.38)	€ (0.21)	€ (0.03)
Class B
Statement [Line Items]
Diluted weighted average shares outstanding	[1]	37,020,681	709,301	100,000
Diluted (loss) earnings per share		€ (0.38)	€ (0.21)	€ (0.03)

[1]	The share amounts are presented on a retrospective basis for founder shares.